Employee Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plans [Line Items]
Contributions to defined benefit plans	$ 3.8	$ 3.1
Defined benefit obligation	10 years
Description of medical trend rate	For certain Canadian Post-retirement Plans the above trend rates are applicable for 2024 to 2026 which will decrease linearly to 4.75% in 2029 and grading down to an ultimate rate of 3.57% per annum in 2040 and thereafter.
Defined benefit plans	$ 2.1
Canadian [Member]
Employee Benefit Plans [Line Items]
Defined benefit plans	1.4
U.S [Member]
Employee Benefit Plans [Line Items]
Defined benefit plans	$ 1.2
Canadian Pension Plans [Member]
Employee Benefit Plans [Line Items]
Weighted average duration		13 years
Canadian Pension Plans [Member] | Canadian [Member]
Employee Benefit Plans [Line Items]
Weighted average duration		18 years
Post-Employment Medical Defined Benefit Plans [Member]
Employee Benefit Plans [Line Items]
Weighted average duration	14 years
Post-Employment Medical Defined Benefit Plans [Member] | Canadian [Member]
Employee Benefit Plans [Line Items]
Weighted average duration		28 years